ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued welfare benefits	$ 680,994	$ 507,458
Accrued payroll	1,173,613	981,537
Advance from customers	1,881,043	1,252,647
Accrued service fees	5,218,850	2,983,743
Other tax payables	3,245,845	3,138,414
Acquisition consideration payable	5,880,600
Others	195,420	625,995
Total accrued expenses and other current liabilities	$ 18,276,365	$ 9,489,794